Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities
The following table summarizes the fair value of the Group's derivative financial assets and liabilities:

	At December 31
	2017		2016
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€2	€—	€31	€(1)
Interest rate and exchange rate risk - combined interest rate and currency swaps	—	—	—	(115)
Total Fair value hedges	2	—	31	(116)
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	100	(95)	213	(304)
Interest rate risk - interest rate swaps	4	(7)	—	—
Interest rate and currency risk - combined interest rate and currency swaps	9	—	87	—
Commodity price risk – commodity swaps and commodity options	30	(1)	21	(2)
Total Cash flow hedges	143	(103)	321	(306)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	5	—	—	(47)
Total Net investment hedges	5	—	—	(47)
Derivatives for trading	134	(36)	127	(228)
Total Fair value of derivative financial assets/(liabilities)	€284	€(139)	€479	€(697)
Financial derivative assets/(liabilities) - current	€265	€(138)	€448	€(681)
Financial derivative assets/(liabilities) - non-current	€19	€(1)	€31	€(16)

Summary of outstanding notional amounts by due date
The following table summarizes the outstanding notional amounts of the Group's derivative financial instruments by due date:

	At December 31
	2017				2016
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€14,142	€154	€—	€14,296	€18,668	€311	€—	€18,979
Interest rate risk management	1,581	1,753	101	3,435	855	795	—	1,650
Interest rate and currency risk management	—	291	71	362	928	305	82	1,315
Commodity price risk management	455	6	—	461	450	44	—	494
Other derivative financial instruments	—	14	—	14	—	14	—	14
Total Notional amount	€16,178	€2,218	€172	€18,568	€20,901	€1,469	€82	€22,452

Summary of fair value hedges
The following table summarizes the gains and losses arising from the respective hedged items:

	Years ended December 31
	2017	2016	2015
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€104	€(13)	€(49)
Fair value changes in hedged items	(104)	13	49
Interest rate risk
Net (losses) on qualifying hedges	(9)	(26)	(34)
Fair value changes in hedged items	10	26	34
Net gains/(losses)	€1	€—	€—

Summary of reclassification adjustments from Other comprehensive income to Consolidated Income Statement
The following table summarizes the amounts, net of tax, that were reclassified from Other comprehensive (loss)/income to the Consolidated Income Statement in respect of cash flow hedges:

	Years ended December 31
	2017	2016	2015
	(€ million)
Currency risk
Increase in Net revenues	€16	€236	€33
(Increase)/Decrease in Cost of revenues	(103)	(44)	101
Net financial income/(expenses)	(22)	34	(148)
Result from investments	28	26	1
Interest rate risk
Increase in Cost of revenues	—	—	(10)
Result from investments	(1)	(1)	(2)
Net financial expenses	(3)	(4)	(77)
Commodity price risk
Decrease/(Increase) in Cost of revenues	28	(39)	(23)
Ineffectiveness and discontinued hedges	4	12	1
Tax expense/(benefit)	27	(49)	(97)
Total recognized in Net profit from continuing operations	(26)	171	(221)
Recognized in Profit from discontinued operations, net of tax	—	—	(116)
Total recognized in Net profit	€(26)	€171	€(337)